Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Currently payable:
Federal	$ 18	$ 9,891	$ 4,811
State	130	657	252
Foreign	1,893	2,164	2,164
Total current income tax expense	2,041	12,712	7,227
Deferred tax provision (benefit)	3,027	(3,330)	1,447
Total tax provision	$ 5,068	$ 9,382	$ 8,674